Document And Entity Information	Aug. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2024
Entity File Number	000-27517
Entity Registrant Name	GAIA, INC.
Entity Central Index Key	0001089872
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-1113527
Entity Address, Address Line One	833 West South Boulder Road
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	303
Local Phone Number	222-3600
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GAIA
Security Exchange Name	NASDAQ